10. Income Taxes (Details - Income by geographic regions) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Loss before income taxes	$ (3,571,635)	$ (2,431,229)	$ (12,507,471)	$ (14,307,104)
UNITED STATES [Member]
Loss before income taxes			(7,724,418)	(4,040,654)
UNITED KINGDOM [Member]
Loss before income taxes			(4,767,363)	(10,003,427)
GERMANY [Member]
Loss before income taxes			$ (15,690)	$ (263,023)